CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	336	598	92
Amounts due from subsidiaries and Affiliated Entities	7,082,315	6,909,695	1,058,957
Prepayments and other current assets	237	228	35
Total current assets	7,082,888	6,910,521	1,059,084

Non-current assets
Intangible assets	47,484	—	—
Total non-current assets	47,484	—	—
Total assets	7,130,372	6,910,521	1,059,084

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	9,102	7,449	1,142
Total current liabilities	9,102	7,449	1,142
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	4,410,640	5,518,393	845,731
Total non-current liabilities	4,410,640	5,518,393	845,731
Total liabilities	4,419,742	5,525,842	846,873

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2019 and 2020; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2019 and 2020)	249	249	38
Less: Treasury stock	(310,942)	(302,916)	(46,424)
Additional paid-in capital	9,113,512	9,125,689	1,398,573
Accumulated other comprehensive income	293,784	275,012	42,147
Accumulated deficit	(6,385,974)	(7,713,355)	(1,182,123)
Total Tuniu Corporation shareholders’ equity	2,710,629	1,384,679	212,211
Total liabilities and equity	7,130,371	6,910,521	1,059,084

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(3,147)	(3,903)	(4,293)	(658)
Share of loss of subsidiaries and affiliated entities	(183,670)	(689,252)	(1,301,972)	(199,536)
Total operating expenses	(186,817)	(693,155)	(1,306,265)	(200,194)
Loss from operations	(186,817)	(693,155)	(1,306,265)	(200,194)
Other income/(expenses)
Interest income	—	—	—	—
Foreign exchange (losses)/gains, net	—	(2,457)	(2,922)	(448)
Other income, net	1,305	1,047	1,231	189
Loss before income tax expense	(185,512)	(694,565)	(1,307,956)	(200,453)

Net loss	(185,512)	(694,565)	(1,307,956)	(200,453)
Accretion on redeemable noncontrolling interests	(2,422)	(4,634)	—	—
Net loss attributable to ordinary shareholders	(187,934)	(699,199)	(1,307,956)	(200,453)

Net loss	(185,512)	(694,565)	(1,307,956)	(200,453)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	11,693	9,705	(18,772)	(2,877)
Comprehensive loss	(173,819)	(684,860)	(1,326,728)	(203,330)

Schedule of statements of cash flows

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Cash provided by/ (used in) operating activities	1,266	(4,739)	(4,779)	(732)
Cash provided by investing activities	133,189	18,268	5,292	811
Cash used in financing activities	(134,485)	(13,438)	(250)	(38)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13)	(5)	(1)	—
Net (decrease)/increase in cash, cash equivalents and restricted cash	(43)	86	262	41
Cash, cash equivalents and restricted cash at the beginning of year	293	250	336	51
Cash, cash equivalents and restricted cash at the end of year	250	336	598	92
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(23)	(55)	(45)	(7)